Statements of Consolidated Income - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Income Statement [Abstract]
Net sales	$ 5,692.7	$ 5,610.6	$ 5,897.7
Cost of products sold	3,724.0	3,579.6	3,870.1
Gross Profit	1,968.7	2,031.0	2,027.6
Selling, distribution, and administrative expenses	1,031.3	988.8	973.9
Amortization	110.9	98.9	96.8
Other special project costs	56.6	25.6	49.5
Other operating income - net	(2.1)	(1.3)	(3.0)
Operating Income	772.0	919.0	910.4
Interest expense - net	(79.9)	(79.4)	(93.4)
Other debt costs	(173.3)	0.0	0.0
Other income - net	4.2	10.1	0.3
Income Before Income Taxes	523.0	849.7	817.3
Income taxes	178.1	284.5	273.1
Net Income	$ 344.9	$ 565.2	$ 544.2
Earnings per common share:
Net Income	$ 3.33	$ 5.42	$ 5.00
Net Income - Assuming Dilution	3.33	5.42	5.00
Dividends Declared per Common Share	$ 2.56	$ 2.32	$ 2.08